Cash and cash equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents
Cash at bank and in hand	£ 95,542	£ 73,549	£ 62,809